Note 11 - Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 768,440	$ 804,309	$ 1,438,605	$ 1,506,824
Cost of sales	613,056	655,287	1,150,929	1,225,208
Gross margin	155,384	149,022	287,676	281,616
Administrative, selling and operating expenses	135,587	123,583	273,859	230,755
Operating profit (loss) for the period	19,797	25,439	13,817	50,861
Finance costs	(28,451)	(20,123)	(51,997)	(36,436)
Change in fair value of derivative instruments and other	65,463	(62,428)	(176,536)	(130,869)
Other income, net	28,825	2,685	28,085	2,672
Profit (loss) from discontinued operations before the undernoted	75,899	(15,038)	(201,665)	(48,500)
Loss from discontinued operations	(9,809)	32,885	(14,998)	55,490
Cash and cash equivalents	30,081	17,225	30,081	17,225	$ 2,531	$ 9,927	$ 42,084	$ 48,861
Current trade and other receivables	436,239		436,239			672,615
Income taxes recoverable	15,380		15,380			18,973
Other current assets	142,633		142,633			169,240
	732,791		732,791			1,022,258
Property and equipment	35,579		35,579			25,862
Intangible assets	446,116		446,116			472,656
Assets classified as held for sale	228,574		228,574			8,971
Trade and other payables, carrying amount	618,361		618,361			714,110
	949,205		949,205			893,254
Other non-current liabilities	45,294		45,294			61,339
Liabilities relating to assets classified as held for sale	235,207		235,207			$ 5,200
Disposition of businesses in Germany, Ireland, and Japan [member]
Statement Line Items [Line Items]
Profit (loss) from discontinued operations before the undernoted	(9,735)	39,389	(15,034)	65,272
Provision for (recovery of) income taxes	74	6,504	(36)	9,782
Loss from discontinued operations	(9,809)	32,885	(14,998)	55,490
Cash inflow (outflow) from operating activities	70,577	(135,616)	71,449	(104,647)
Cash inflow (outflow) from investing activities	5,447	1,292	7,181	(1,369)
Cash inflow (outflow) from financing activities	(30,231)	120,224	(48,900)	96,610
Disposition of businesses in Germany, Ireland, and Japan [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Sales	133,085	152,534	301,198	326,476
Cost of sales	118,298	128,217	270,708	281,221
Gross margin	14,787	24,317	30,490	45,255
Administrative, selling and operating expenses	26,308	23,507	64,431	50,378
Operating profit (loss) for the period	(11,521)	810	(33,941)	(5,123)
Finance costs	(691)		(2,049)	(27)
Change in fair value of derivative instruments and other	2,711	38,496	20,311	70,381
Other income, net	(234)	$ 83	645	$ 41
Cash and cash equivalents	18,428		18,428
Current trade and other receivables	139,033		139,033
Income taxes recoverable	1,214		1,214
Other current assets	42,677		42,677
	201,352		201,352
Property and equipment	3,245		3,245
Intangible assets	23,977		23,977
Trade and other payables, carrying amount	177,892		177,892
Deferred revenue	34,166		34,166
Other current liabilities	18,896		18,896
	230,954		230,954
Other non-current liabilities	$ 4,253		$ 4,253